Commitments	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments

17. Commitments

Other Commitment

The Group entered into license agreements with a brand partner to obtain the right and obligation to distribute, sell, advertise and promote specific products of the brand. The future aggregate minimum payments under the license agreement are as follows:

Year ended
December 31, 2019
RMB
2020	55,835
2021	56,235
2022	82,069
2023	120,823
2024 and after	197,372

Total other commitment	512,334